REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue from sales of goods	$ 5,133,339	$ 4,649,581	$ 5,018,138
Revenue from rendering of services	105,002	111,804	128,602
Total	$ 5,238,341	$ 4,761,385	$ 5,146,740